Nationwide Life Insurance Company: • Nationwide Variable Account – 7

Prospectus supplement dated March 4, 2010

to Prospectus dated May 1, 2009

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.  Effective March 12, 2010, the following underlying mutual fund will be available in your contract:

Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                        Federated Global Investment Management Corp.
Investment Objective:                                                        Capital appreciation.

2.  Effective March 12, 2010, the following sub-account has merged into a new sub-account as indicated below:

Old Sub-account	Merged Sub-account
Federated Variable Insurance Series – Federated Mid Cap Growth Strategies Fund II	Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares

For further information or forms, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215
1-800-848-6331
TDD: 1-800-238-3035